Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2014	2015	2016	2014		2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,309	¥37,540	¥47,739	¥12,215	¥1,526	¥13,095	¥1,222	¥14,842	¥1,409
Interest cost on projected benefit obligation	22,464	19,794	16,529	13,467	1,352	15,966	1,501	18,120	1,843
Expected return on plan assets	(54,222)	(55,082)	(59,461)	(19,928)	(1,423)	(24,945)	(1,937)	(30,486)	(2,341)
Amortization of net actuarial loss	23,941	13,900	7,698	9,808	776	11,890	273	11,743	1,810
Amortization of prior service cost	(11,793)	(8,933)	(7,613)	157	(69)	(1,189)	(560)	(2,307)	(927)
Loss (gain) on settlements and curtailment	41,456	(2,742)	(1,168)	—	—	88	—	11	—

Net periodic benefit cost	¥61,155	¥4,477	¥3,724	¥15,719	¥2,162	¥14,905	¥499	¥11,923	¥1,794

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2014	2015	2016	2014		2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.25%	1.23%	0.93%	4.25%	4.01%	4.87%	4.63%	3.87%	3.83%
Discount rates in determining benefit obligation	1.23	0.93	0.68	4.87	4.63	3.87	3.83	4.17	4.09
Rates of increase in future compensation level for determining expense	3.07	3.36	3.23	4.58	—	4.64	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.36	3.23	3.23	4.64	—	4.65	—	4.65	—
Expected rates of return on plan assets	2.83	2.76	2.60	6.98	7.50	7.06	7.50	6.81	7.50

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2015(1)	2016(1)	2015(1)	2016(1)
Initial trend rate	7.53%	6.29%	7.50%	7.50%
Ultimate trend rate	4.50%	4.50%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2021	2026	2020	2021

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥121	¥(241)	¥146	¥(109)
Effect on postretirement benefit obligation	2,774	(3,136)	2,220	(1,678)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2014 and 2015, respectively.

Combined Funded Status and Amounts Recognized in Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,666,651	¥1,822,223	¥345,881	¥34,346	¥480,235	¥44,591
Service cost	37,540	47,739	13,095	1,222	14,842	1,409
Interest cost	19,794	16,529	15,966	1,501	18,120	1,843
Plan participants’ contributions	—	—	6	782	16	886
Acquisitions/ Divestitures	(40)	(573)	—	—	—	—
Amendments	39	3,436	(18,093)	(3,104)	—	—
Actuarial loss (gain)	180,682	44,325	82,807	6,776	(16,373)	636
Benefits paid	(66,820)	(66,926)	(12,221)	(2,493)	(16,010)	(2,972)
Lump-sum payment	(15,623)	(15,906)	(578)	—	(608)	—
Translation adjustments and other	—	—	53,372	5,561	(9,644)	(332)

Benefit obligation at end of fiscal year	1,822,223	1,850,847	480,235	44,591	470,578	46,061

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,004,329	2,305,093	368,095	25,845	451,993	31,090
Actual return on plan assets	326,753	(90,572)	29,045	1,503	4,156	(303)
Employer contributions	40,774	52,610	16,842	1,549	26,444	1,935
Acquisitions/ Divestitures	57	(172)	—	—	—	—
Plan participants’ contributions	—	—	6	782	16	886
Benefits paid	(66,820)	(66,926)	(12,221)	(2,493)	(16,010)	(2,972)
Translation adjustments and other	—	—	50,226	3,904	(8,610)	17

Fair value of plan assets at end of fiscal year	2,305,093	2,200,033	451,993	31,090	457,989	30,653

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥498,504	¥365,427	¥16,373	¥—	¥31,574	¥—
Accrued benefit cost	(15,634)	(16,241)	(44,615)	(13,501)	(44,163)	(15,408)

Net amount recognized	¥482,870	¥349,186	¥(28,242)	¥(13,501)	¥(12,589)	¥(15,408)

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015	2016
	(in millions)
Aggregated accumulated benefit obligations	¥1,784,570	¥1,814,070	¥458,662	¥443,384

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015	2016
	(in millions)
Projected benefit obligations	¥20,236	¥26,273	¥110,315	¥78,640
Accumulated benefit obligations	18,706	26,273	101,053	68,277
Fair value of plan assets	5,475	10,417	65,879	34,679

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥234,190	¥422,065	¥141,359	¥11,891	¥139,301	¥13,380
Prior service cost	(25,814)	(14,765)	(17,762)	(2,941)	(15,727)	(2,018)

Gross amount recognized in Accumulated OCI	208,376	407,300	123,597	8,950	123,574	11,362
Taxes	(100,391)	(168,456)	(48,325)	(2,726)	(48,222)	(3,974)

Net amount recognized in Accumulated OCI	¥107,985	¥238,844	¥75,272	¥6,224	¥75,352	¥7,388

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2015	2016	2015		2016
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(90,964)	¥194,405	¥78,667	¥7,166	¥10,444	¥3,503
Prior service cost arising during the year	40	3,436	(18,014)	(3,104)	(54)	(4)
Losses (gains) due to amortization:
Net actuarial loss	(13,900)	(7,698)	(11,890)	(273)	(11,743)	(1,810)
Prior service cost	8,933	7,613	1,189	560	2,307	927
Curtailment and settlement	2,742	1,168	(88)	—	(11)	—
Foreign currency translation adjustments	—	—	15,130	1,057	(966)	(204)

Total changes in Accumulated OCI	¥(93,149)	¥198,924	¥64,994	¥5,406	¥(23)	¥2,412

Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥17,841	¥10,018	¥1,512
Prior service cost	(6,389)	(2,292)	(918)

Total	¥11,452	¥7,726	¥594

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	36.7%	0.5%	—%
Japanese debt securities	37.4	—	—
Non-Japanese equity securities	13.4	58.1	70.0
Non-Japanese debt securities	5.6	28.1	30.0
Real estate	—	9.8	—
Short-term assets	6.9	3.5	—

Total	100.0%	100.0%	100.0%

Expected Contributions to Plan Assets in Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥53.7 billion
For the pension benefits of foreign offices and subsidiaries	21.3 billion
For the other benefits of foreign offices and subsidiaries	1.9 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2017	¥83,890	¥16,970	¥2,431
2018	81,508	18,960	2,596
2019	81,173	20,212	2,731
2020	81,331	21,992	2,869
2021	81,806	23,300	3,011
Thereafter (2022-2026)	411,210	168,734	16,279

Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other debt securities	¥5,983	¥(2)	¥92	¥(85)	¥—	¥(40)	¥5,948
Japanese pooled funds:
Non-Japanese debt securities	7,342	—	1,020	241	—	—	8,603

Total pooled funds	7,342	—	1,020	241	—	—	8,603

Other investment funds	43,446	(609)	3,696	(2,592)	743	—	44,684

Total	¥56,771	¥(611)	¥4,808	¥(2,436)	¥743	¥(40)	¥59,235

	Foreign offices and subsidiaries
Assets category	March 31, 2014	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2015
	(in millions)
Other investment funds	¥26,740	¥—	¥7,343	¥54	¥—	¥—	¥34,137
Other investments	2,901	158	1,135	114	—	—	4,308

Total	¥29,641	¥158	¥8,478	¥168	¥—	¥—	¥38,445

	Domestic subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other debt securities	¥5,948	¥(5)	¥74	¥(90)	¥—	¥—	¥5,927
Japanese pooled funds:
Non-Japanese debt securities	8,603	(235)	(244)	(898)	—	—	7,226

Total pooled funds	8,603	(235)	(244)	(898)	—	—	7,226

Other investment funds	44,684	(135)	(640)	9,608	—	—	53,517

Total	¥59,235	¥(375)	¥(810)	¥8,620	¥—	¥—	¥66,670

	Foreign offices and subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other investment funds	¥34,137	¥—	¥3,918	¥1,053	¥—	¥—	¥39,108
Other investments	4,308	(977)	504	553	—	—	4,388

Total	¥38,445	¥(977)	¥4,422	¥1,606	¥—	¥—	¥43,496

Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2015	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥66,766	¥—	¥—	¥66,766	¥—	¥—	¥—	¥—
Non-Japanese government bonds	23,315	3,602	—	26,917	—	18,918	—	18,918
Other debt securities(1)	461	12,766	5,948	19,175	—	69,991	—	69,991
Japanese marketable equity securities(2)	879,042	16	—	879,058	—	—	—	—
Non-Japanese marketable equity securities	14,500	1,325	—	15,825	35,539	755	—	36,294
Japanese pooled funds:
Japanese marketable equity securities(2)	—	69,260	—	69,260	—	—	—	—
Japanese debt securities(1)	—	349,937	—	349,937	—	—	—	—
Non-Japanese marketable equity securities	—	201,539	—	201,539	—	—	—	—
Non-Japanese debt securities	—	104,576	8,603	113,179	—	—	—	—
Other	—	88,212	—	88,212	—	—	—	—

Total pooled funds	—	813,524	8,603	822,127	—	—	—	—

Other investment funds	—	143,063	44,684	187,747	176,983	100,468	34,137	311,588	(4)
Japanese general account of life insurance companies(3)	—	169,776	—	169,776	—	—	—	—
Other investments	1,992	115,710	—	117,702	2,946	7,948	4,308	15,202

Total	¥986,076	¥1,259,782	¥59,235	¥2,305,093	¥215,468	¥198,080	¥38,445	¥451,993

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities(1)	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities(2)	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Japanese pooled funds:
Japanese marketable equity securities(2)	—	92,355	—	92,355	—	—	—	—
Japanese debt securities(1)	—	267,268	—	267,268	—	—	—	—
Non-Japanese marketable equity securities	—	182,903	—	182,903	—	—	—	—
Non-Japanese debt securities	—	90,462	7,226	97,688	—	—	—	—
Other	—	104,412	—	104,412	—	—	—	—

Total pooled funds	—	737,400	7,226	744,626	—	—	—	—

Other investment funds	—	119,092	53,517	172,609	185,191	98,612	39,108	322,911	(4)
Japanese general account of life insurance companies(3)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	929	6,016	4,388	11,333

Total	¥905,792	¥1,227,571	¥66,670	¥2,200,033	¥220,323	¥194,170	¥43,496	¥457,989

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥784 million (0.03% of plan assets) and ¥1,800 million (0.07% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(2)	Japanese marketable equity securities include common stock issued by the MUFG Group in the amount of ¥4,457 million (0.16% of plan assets) and ¥2,341 million (0.09% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2014 to March 31, 2015 and 1.24% from April 1, 2015 to March 31, 2016.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, and of ¥174,082 million of mutual funds and ¥37,532 million of real estate funds, which were held by MUAH at December 31, 2014 and 2015, respectively.

Foreign Offices and Subsidiaries, Pension Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2015	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥66,766	¥—	¥—	¥66,766	¥—	¥—	¥—	¥—
Non-Japanese government bonds	23,315	3,602	—	26,917	—	18,918	—	18,918
Other debt securities(1)	461	12,766	5,948	19,175	—	69,991	—	69,991
Japanese marketable equity securities(2)	879,042	16	—	879,058	—	—	—	—
Non-Japanese marketable equity securities	14,500	1,325	—	15,825	35,539	755	—	36,294
Japanese pooled funds:
Japanese marketable equity securities(2)	—	69,260	—	69,260	—	—	—	—
Japanese debt securities(1)	—	349,937	—	349,937	—	—	—	—
Non-Japanese marketable equity securities	—	201,539	—	201,539	—	—	—	—
Non-Japanese debt securities	—	104,576	8,603	113,179	—	—	—	—
Other	—	88,212	—	88,212	—	—	—	—

Total pooled funds	—	813,524	8,603	822,127	—	—	—	—

Other investment funds	—	143,063	44,684	187,747	176,983	100,468	34,137	311,588	(4)
Japanese general account of life insurance companies(3)	—	169,776	—	169,776	—	—	—	—
Other investments	1,992	115,710	—	117,702	2,946	7,948	4,308	15,202

Total	¥986,076	¥1,259,782	¥59,235	¥2,305,093	¥215,468	¥198,080	¥38,445	¥451,993

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities(1)	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities(2)	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Japanese pooled funds:
Japanese marketable equity securities(2)	—	92,355	—	92,355	—	—	—	—
Japanese debt securities(1)	—	267,268	—	267,268	—	—	—	—
Non-Japanese marketable equity securities	—	182,903	—	182,903	—	—	—	—
Non-Japanese debt securities	—	90,462	7,226	97,688	—	—	—	—
Other	—	104,412	—	104,412	—	—	—	—

Total pooled funds	—	737,400	7,226	744,626	—	—	—	—

Other investment funds	—	119,092	53,517	172,609	185,191	98,612	39,108	322,911	(4)
Japanese general account of life insurance companies(3)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	929	6,016	4,388	11,333

Total	¥905,792	¥1,227,571	¥66,670	¥2,200,033	¥220,323	¥194,170	¥43,496	¥457,989

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥784 million (0.03% of plan assets) and ¥1,800 million (0.07% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(2)	Japanese marketable equity securities include common stock issued by the MUFG Group in the amount of ¥4,457 million (0.16% of plan assets) and ¥2,341 million (0.09% of plan assets) to the pension benefits and SIPs at March 31, 2015 and 2016, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2014 to March 31, 2015 and 1.24% from April 1, 2015 to March 31, 2016.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, and of ¥174,082 million of mutual funds and ¥37,532 million of real estate funds, which were held by MUAH at December 31, 2014 and 2015, respectively.

Foreign Offices and Subsidiaries, Other Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

	Foreign offices and subsidiaries
	2015				2016
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥7,321	¥—	¥7,321	¥—	¥6,477	¥—	¥6,477
Non-Japanese marketable equity securities	—	58	—	58	—	66	—	66
Other investment funds(1)	15,762	—	—	15,762	16,220	—	—	16,220
Other investments	—	7,949	—	7,949	—	7,890	—	7,890

Total	¥15,762	¥15,328	¥—	¥31,090	¥16,220	¥14,433	¥—	¥30,653

Note:

(1)	Other investment funds mainly consist of mutual funds.